Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 115,639	$ 116,064	$ 110,259	$ 104,029	$ 108,418	$ 103,363	$ 113,864	$ 121,033	$ 118,797	$ 122,127	$ 117,959	$ 114,153	$ 108,285	$ 103,497	$ 103,641	$ 104,771	$ 102,410	$ 104,695	$ 101,960	$ 99,527	$ 100,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,606	11,026	10,403	10,842	10,336	11,386	12,103	11,880	12,213	11,796	11,415	10,829	10,350	10,364	10,477	10,241	10,470	10,196	9,953	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 324,818	331,332	300,058	242,998	231,025	199,806	250,375	236,378	216,502	181,823	138,471	157,902	148,858	151,459	135,948	128,453	119,261	108,299	101,783	93,822	100,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 115,639	116,064	110,259	104,029	108,418	103,363	113,864	121,033	118,797	122,127	117,959	114,153	108,285	103,497	103,641	104,771	102,410	104,695	101,960	99,527	100,000
60% S&P 500 and 40% Bloomberg US Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Account Value	$ 220,356	223,120	205,910	177,108	174,546	156,721	186,190	184,047	173,199	157,418	131,501	139,926	132,017	130,653	122,482	118,787	112,566	107,112	102,093	96,126	100,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 32,482	33,133	30,006	24,300	23,103	19,981	25,038	23,638	21,650	18,182	13,847	15,790	14,886	15,146	13,595	12,845	11,926	10,830	10,178	9,382	10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,606	11,026	10,403	10,842	10,336	11,386	12,103	11,880	12,213	11,796	11,415	10,829	10,350	10,364	10,477	10,241	10,470	10,196	9,953	10,000
60% S&P 500 and 40% Bloomberg US Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Account Value	$ 22,036	22,312	20,591	17,711	17,455	15,672	18,619	18,405	17,320	15,742	13,150	13,993	13,202	13,065	12,248	11,879	11,257	10,711	10,209	9,613	10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 115,639	116,064	110,259	104,029	108,418	103,363	113,864	121,033	118,797	122,127	117,959	114,153	108,285	103,497	103,641	104,771	102,410	104,695	101,960	99,527	100,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,606	11,026	10,403	10,842	10,336	11,386	12,103	11,880	12,213	11,796	11,415	10,829	10,350	10,364	10,477	10,241	10,470	10,196	9,953	10,000
ICE BofAML Non-Financial Developed HY Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Non-Financial Developed HY Constrained Index
Account Value	$ 154,726	153,980	144,042	132,393	130,103	117,791	136,239	143,160	139,052	129,244	111,286	125,615	122,109	120,345	118,304	117,878	111,186	107,331	97,360	95,685	100,000
S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Account Value	$ 160,541	155,994	151,418	143,596	134,711	127,670	131,910	131,107	127,794	120,883	105,818	119,882	116,937	116,262	113,532	110,471	108,498	104,849	98,893	99,550	100,000
ICE BofAML Non-Financial Developed HY Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Non-Financial Developed HY Constrained Index
Account Value	$ 15,473	15,398	14,404	13,239	13,010	11,779	13,624	14,316	13,905	12,924	11,129	12,562	12,211	12,034	11,830	11,788	11,119	10,733	9,736	9,569	10,000
S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Account Value	$ 16,054	$ 15,599	$ 15,142	$ 14,360	$ 13,471	$ 12,767	$ 13,191	$ 13,111	$ 12,779	$ 12,088	$ 10,582	$ 11,988	$ 11,694	$ 11,626	$ 11,353	$ 11,047	$ 10,850	$ 10,485	$ 9,889	$ 9,955	$ 10,000